RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

12. RELATED PARTY TRANSACTIONS

Due from related parties

Due from related parties consisted of the following as of the periods indicated:

	March 31, 2023	December 31, 2022
Chengdu WenJiang Aixin Nanjiang Pharmacy Co., Ltd.	$11,584	$9,708
Sichuan Aixin Investment Co., Ltd	9,478	145
Chengdu Fuxiang Tang Pharmacy Co., Ltd.	24,925	26,125
Chengdu Wenjiang district Heneng hupu Pharmacy Co., Ltd	30,451	34,622
Chengdu Cigu foshou Pharmacy	258	-
Mianyang Aixin Cunshan Pharmacy	383	-
Chengdu Lisheng Huiren Tang Pharmacy Co., Ltd.	24,900	12,502
Total	$101,979	$83,102

Due to related parties

Due to related parties consisted of the following as of the periods indicated:

	March 31, 2023	December 31, 2022
Quanzhong Lin	$316,840	$140,644
Yirong Shen	90,279	89,892
Yunnan Shengshengyuan	138,331	-
Yun Chen	7,281	-
Chengdu Lisheng Huiren Tang Pharmacy Co. Ltd.	695	-
Chengdu Aixin International travel service Co, Ltd	5,222	6,346
Total	$558,648	$236,882

The due to and from related parties were for working capital purposes, payable on demand, and bear no interest. All the related party entities are controlled by Mr. Quanzhong Lin (the Chairman, President and major shareholder of Aixin Life). Yirong Shen was a major shareholder of Aixin Shangyan Hotel prior to the closing of Hotel Purchase Agreement, and she serves as the supervisor of Aixin Shangyan Hotel. Yunnan Shengshengyuan, former shareholder of Runcangsheng, is controlled by Huiliang Jiao, current Director of the Company. Yun Chen, former shareholder of Runcangsheng, remained as an officer and legal representative of Runcangsheng.

Office lease from a Major Shareholder

In May 2014, the Company entered a lease with its major shareholder for an office. The lease term was for three years expiring in May 2017 with an option to renew. The monthly rent was RMB5,000 ($789), the Company was required to prepay each year’s annual rent at 15th of May of each year. The Company renewed the lease until May 28, 2023 with monthly rent of RMB5,000 ($789), payable quarterly.

12. RELATED PARTY TRANSACTIONS

Account payables to related parties

As of December 31, 2022 and 2021, the Company had accounts payable to related party in the amount of $165,958 and $0, respectively, which was for the purchase of raw materials from Luquan Shengcaofeng Biotechnology Co., Ltd. (“Shengcaofeng”), an affiliate entity of Runcangsheng.

Advance to related parties

Advance to related parties consisted of the following as of the periods indicated:

	December 31, 2022	December 31, 2021
Chengdu WenJiang Aixin Nanjiang Pharmacy Co., Ltd.	$9,708	$4,583
Sichuan Aixin Investment Co., Ltd.	145	4,237
Chengdu Fuxiang Tang Pharmacy Co., Ltd.	26,125	-
Chengdu Wenjiang district Heneng hupu Pharmacy Co., Ltd	34,622	-
Chengdu Lisheng Huiren Tang Pharmacy Co., Ltd.	12,502	10,235
Total	$83,102	$19,055

Advance from related parties

Advance from related parties consisted of the following as of the periods indicated:

	December 31, 2022	December 31, 2021
Quanzhong Lin	$140,644	$1,822,705
Yirong Shen	89,892	97,292
Branch manager	-	1,667
Chengdu Aixin E-Commerce Company Ltd.	-	15,378
Chengdu Aixin International travel service Co, Ltd	6,346	2,388
Aixin Life Beauty	-	7,724
Total	$236,882	$1,947,154

All the related party entities are controlled by Mr. Quanzhong Lin (the Chairman, President and major shareholder of Aixin Life). These advances to and from related parties were for working capital purpose, payable on demand, and bear no interest. Yirong Shen was a major shareholder of Aixin Shangyan Hotel prior to the closing of Hotel Purchase Agreement, and she serves as the supervisor of Aixin Shangyan Hotel.

Office lease from a Major Shareholder

In May 2014, the Company entered a lease with its major shareholder for an office. The lease term was for three years expiring in May 2017 with an option to renew. The monthly rent was RMB5,000 ($725), the Company was required to prepay each year’s annual rent at 15th of May of each year. The Company renewed the lease until May 28, 2023 with monthly rent of RMB5,000 ($725), payable quarterly. The future annual minimum lease payment at December 31, 2022 is $3,625 for the year ended December 31, 2023.